Convertible Debentures - Schedule of Key Inputs Derivative Liabilities (Details) - DevvStream Corp [Member] - Envviron SAS [Member] - Related Party [Member]	Mar. 10, 2026	Jul. 31, 2025
Risk-free Interest Rate [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	2.43	2.75
Expected Term (Years) [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	1.02	1.63
Expected Annual Volatility for the Company [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities	150	150
Expected Annual Volatility for Focus Impact [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities
Common Conversion Ratio [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities
Foreign Exchange Rate [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities
Minimum [Member] | Risk-free Interest Rate [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		0.61
Minimum [Member] | Expected Term (Years) [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		0.01
Minimum [Member] | Expected Annual Volatility for the Company [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		92.5
Minimum [Member] | Expected Annual Volatility for Focus Impact [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		2.5
Minimum [Member] | Common Conversion Ratio [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		0.063
Minimum [Member] | Foreign Exchange Rate [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		0.718
Minimum [Member] | Risk-free Interest Rate [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		4.25
Minimum [Member] | Expected Term (Years) [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		2
Minimum [Member] | Expected Annual Volatility for the Company [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		150
Minimum [Member] | Expected Annual Volatility for Focus Impact [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		100
Minimum [Member] | Common Conversion Ratio [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		0.1462
Minimum [Member] | Foreign Exchange Rate [Member]
Schedule of Key Inputs Derivative Liabilities [Line Items]
Derivative liabilities		0.734